Below is a table showing the evolution of the main credit indicators (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk exposure - customers (Thousand of Reais)	R$ 540,872,632	R$ 466,104,042	R$ 391,569,227
Loans and advances to customers, gross (note 9)	493,354,702	417,822,026	347,256,660
Contingent Liabilities - Guarantees and other sureties (note 43.a)	R$ 47,517,931	R$ 48,282,016	R$ 44,312,567
Non-performing loans ratio (%) - unaudited	5.46%	5.55%	6.75%
Impairment coverage ratio (%) - unaudited	110.40%	110.64%	96.58%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	R$ 29,723,376	R$ 25,640,488	R$ 22,625,750
Cost of credit (% of risk) - unaudited	3.73%	4.35%	3.93%